PENSION LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	2.30%
Actuarial gain (loss)	$ 48	$ (204)	$ 174